Income Taxes - Schedule Of Income Tax Paid By Individual Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Canadian federal	$ 4	$ 5
Canadian provincial (Ontario)	3	3
Income taxes paid, net	610	499
MEXICO
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	267	187
CHINA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	146	152
UNITED STATES
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	47	63
GERMANY
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	8	27
AUSTRIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	4	(26)
Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	$ 131	$ 88